Schedule of Finite Lived Intangible Assets Measurement (Details)	12 Months Ended
Dec. 31, 2024
Measurement Input, Expected Term [Member]
Platform Operator, Crypto Asset [Line Items]
Estimated useful life	5 years 10 months 13 days
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Discount Rate [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value measurements inputs	15.00
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Discount Rate [Member] | Developed Technology Rights [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value measurements inputs	14.25
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input Risk Free Rate [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value measurements inputs	4.90
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input Tax Rate [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value measurements inputs	26.00
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input Tax Rate [Member] | Developed Technology Rights [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value measurements inputs	25
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input Royalty Rate [Member] | Developed Technology Rights [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value measurements inputs	6.50